Investments - Schedule of Information About Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Current	$ 566,200	$ 705,108
Non Current	138,846	65,953
Total	705,046	771,061
Time deposits of no more than ninety days [member]
Disclosure of detailed information about investment property [line items]
Current	531,002	705,108
Non Current	65,000	65,953
Total	596,002	771,061
Bonds [member]
Disclosure of detailed information about investment property [line items]
Current	35,895
Non Current	74,367
Total	110,262
Time deposits and bonds [member]
Disclosure of detailed information about investment property [line items]
Current	566,897	705,108
Non Current	139,367	65,953
Total	706,264	$ 771,061
Allowance for credit losses [member]
Disclosure of detailed information about investment property [line items]
Current	(697)
Non Current	(521)
Total	$ (1,218)